EQUITY (Details)				12 Months Ended
	Dec. 01, 2025 USD ($) $ / shares shares	Oct. 25, 2024 USD ($) $ / shares shares	Sep. 14, 2023 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Nov. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares shares	Oct. 26, 2024 USD ($) $ / shares shares	Oct. 24, 2024 USD ($) $ / shares	Sep. 15, 2023 USD ($) $ / shares shares	Sep. 13, 2023 $ / shares
Equity
Share consolidation ratio	0.0333	0.0167	0.067	0.033
Ordinary shares, par value (in dollars per share) | $ / shares	$ 1.35	$ 0.045	$ 0.00075		$ 0.045			$ 0.00075		$ 0.00005
Preferred shares, authorized		333,738
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.00075
Common stock, authorized share capital | $	$ 1,505,316,695	$ 36,500,000	$ 50,000,000		$ 36,500,000		$ 36,500,000	$ 500,000	$ 36,500,000
Class A Ordinary Shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 1.35	$ 0.00075	$ 0.00075	$ 1.35		$ 1.35	$ 0.045		$ 0.00075
Ordinary shares, authorized	1,015,049,250	796,106,500	660,461,733	1,015,049,250		1,015,049,250	796,106,500		48,660,461,733
Ordinary shares, issued				21,279,792		182,972
Ordinary shares outstanding				21,279,792		182,972
Class B Ordinary Shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 1.35	$ 0.00075	$ 0.00075	$ 1.35		$ 1.35	$ 0.045		$ 0.00075
Ordinary shares, authorized	100,000,000	15,000,000	6,000,000	100,000,000		100,000,000	15,000,000		6,000,000
Ordinary shares, issued				2,170,001		36,667
Ordinary shares outstanding				2,170,001		36,667
Series A Preferred Stock
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001
Ordinary shares, authorized	6,000	6,000	6,000				6,000		6,000
Preferred shares, authorized	6,000	6,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Series D convertible preferred shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001
Ordinary shares, authorized	6,000	6,000	6,000				6,000		6,000
Preferred shares, authorized	6,000	6,000		6,000		6,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Series F convertible preferred shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005	$ 0.00005	$ 0.00005				$ 0.00005		$ 0.00005
Ordinary shares, authorized	50,005	50,005	50,005				50,005		50,005
Preferred shares, authorized	50,005	50,005		50,005		50,005
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.00005	$ 0.00005		$ 0.00005		$ 0.00005
Series G convertible preferred shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075	$ 0.00075				$ 0.00075		$ 0.00075
Ordinary shares, authorized	50,000	50,000	50,000				50,000		50,000
Preferred shares, authorized	50,000	50,000		50,000		50,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075		$ 0.00075		$ 0.00075
Series H convertible preferred shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075	$ 0.00075				$ 0.00075		$ 0.00075
Ordinary shares, authorized	50,000	50,000	50,000				50,000		50,000
Preferred shares, authorized	50,000	50,000		50,000		50,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075		$ 0.00075		$ 0.00075
Series I convertible preferred shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075	$ 0.00075				$ 0.00075		$ 0.00075
Ordinary shares, authorized	50,000	50,000	50,000				50,000		50,000
Preferred shares, authorized	50,000	50,000		50,000		50,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075		$ 0.00075		$ 0.00075
Series J convertible preferred shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075	$ 0.00075				$ 0.00075		$ 0.00075
Ordinary shares, authorized	50,000	50,000	50,000				50,000		50,000
Preferred shares, authorized	50,000	50,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075
Series K convertible preferred shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075					$ 0.00075
Ordinary shares, authorized	71,733	71,733					71,733
Preferred shares, authorized	71,733	71,733
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075